Offerings	Jul. 31, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,899.09 was paid in connection with the filing of the Schedule TO-I by iDirect Multi-Strategy Fund, LLC (File No. 005-95349) on January 23, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 13,751,545
Amount of Registration Fee	$ 1,899.09
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,899.09 was paid in connection with the filing of the Schedule TO-I by iDirect Multi-Strategy Fund, LLC (File No. 005-95349) on January 23, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.